Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Accrued Liabilities And Other Liabilities [Abstract]
Schedule of Components of Accrued Expenses and Other Current Liabilities

The components of accrued expenses and other current liabilities were as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Salary and welfare payable	215,551	234,209
Accrued operating expenses (1)	133,096	82,625
Payables for paid and promotional courses (2)	141,163	50,698
Payable for acquisitions of property and equipment	13,024	10,229
Other tax payable	4,400	8,973
Refund liabilities (3)	22,869	5,559
Payable related to IPO issuance cost	9,684	—
	539,787	392,293

(1)	Accrued operating expenses mainly represented free gifts to users of in-school products, technical support expenses and other operating expenses.
(2)	Payables for paid and promotional courses mainly consisted of payables for teaching materials and human resource service fee to third-party service providers in relation to the online K-12 services.
(3)	Refund liabilities represented the estimated amounts of fee received for services and products that is estimated to be refunded as described in Note 2.